Deferred Revenue (Details) - Schedule of Deferred Revenue - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue (Details) - Schedule of Deferred Revenue [Line Items]
Deferred revenue at beginning of period	$ 24,965	$ 17,704
Recognized as revenue:
Deferred revenue at end of period	30,803	24,965
Long-term deferred revenue at end of period	15,664	8,470
Less: current portion	15,139	16,495
Deferred Extended Service Contracts [Member]
Net additions:
Net additions	3	(1)
Recognized as revenue:
Recognized as revenue	(4)	(5)
Deferred Commission Revenues [Member]
Net additions:
Net additions	19,666	17,080
Recognized as revenue:
Recognized as revenue	$ (13,827)	$ (9,813)